Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 11,226,000	$ 15,634,000
Accounts receivable, net	19,180,000	32,270,000
Contract assets	41,717,000	14,622,000
Inventory	1,154,000
Digital assets	1,219,000
Restricted digital assets	377,331
Prepaid expenses and other current assets	3,157,000
Total current assets	81,783,000	62,526,000
Non-current assets:
Property and equipment, net	30,766,000	23,883,000
Investment in affiliate	245,967,000
Operating lease right-of-use assets	1,051,000	1,761,000
Finance lease right-of-use assets	3,889,000	5,873,000
Goodwill	305,206,000
Intangible assets, net	644,229,000
Other non-current assets	656,000	100,000
Total assets	1,313,914,000	94,711,000
Current liabilities:
Accounts payable	48,920,000	41,379,000
Accrued expenses and other current liabilities	8,420,000	1,058,000
Contingent consideration	20,627,000
Contract liabilities - current	10,877,000	6,366,000
Short-term debt - third parties	3,045,000
Short-term debt - related parties	1,853,000
Current portion of long-term debt	7,756,000	1,849,000
Operating lease obligation - current maturities	340,000	1,124,000
Finance lease obligation - current maturities	3,761,000	1,878,000
Total current liabilities	108,267,000	53,654,000
Non-current liabilities:
Long-term debt, net of current portion	18,946,000	22,318,000
Operating lease obligation	735,000	744,000
Finance lease obligation	80,000	3,007,000
Deferred tax liabilities	182,006,000
Contract liabilities - non-current	764,000
Long-term debt - related parties	7,130,000
Total liabilities	317,928,000	79,723,000
Commitments and contingencies (Note 16)
Partners’ capital
Limited partners		14,468,000
General partner		520,000
Stockholders’ equity:
Preferred stock, $0.001 par value per share, 25,000,000 shares authorized, zero shares issued and outstanding as of June 30, 2026 and zero shares authorized, issued and outstanding as of December 31, 2025
Additional paid in capital	1,042,601,000
Accumulated other comprehensive loss	(23,000)
Accumulated deficit	(46,670,000)
Total stockholders’ equity	995,986,000	14,988,000
Total liabilities and stockholders’ equity	1,313,914,000	94,711,000
Common Class A [Member]
Stockholders’ equity:
Common stock, value	70,000
Common Class B [Member]
Stockholders’ equity:
Common stock, value	8,000
Related Party [Member]
Current assets:
Due from related parties - current	3,753,000
Non-current assets:
Due from related parties - non-current	367,000	568,000
Current liabilities:
Accounts payable	0	100,000
Due to related parties - current	$ 2,668,000